Reverse Capitalization - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Reverse Capitalization [Line Items]
Issuance of common stock in connection with additional equity offering, net of equity issuance costs of $6,000	$ 144,000